Cover	Jan. 06, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 06, 2025
Entity File Number	001-40021
Entity Registrant Name	AEON Biopharma, Inc.
Entity Central Index Key	0001837607
Entity Tax Identification Number	85-3940478
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	5 Park Plaza
Entity Address, Address Line Two	Suite 1750
Entity Address, City or Town	Irvine
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92614
City Area Code	949
Local Phone Number	354-6499
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, $0.0001 par value per share
Trading Symbol	AEON
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false